Share-based payments (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of share-based payments

The options in tranches 4 - 14 in the table below have been issued to employees under the ESOP. In total, A$246,387 (2018: A$165.222) of employee remuneration expense (all of which related to equity-settled share-based payment transactions) has been included in profit or loss during the year and credited to share-based payment reserve.

2019

Grant date	Expiry date	A$ Exercise price	Balance at the start of the year		Granted		Exercised		Forfeited on cessation of employment		Balance at the end of the year

04/03/2015	16/12/2019	$1.500		46,647		—		—		—		46,647
04/03/2015	18/12/2019	$1.500		19,952		—		—		—		19,952
24/06/2015	30/06/2020	$4.000		519,000		—		—		—		519,000
15/11/2015	16/11/2020	$2.200		236,667		—		—		—		236,667
18/03/2016	01/02/2021	$1.990		300,000		—		—		—		300,000
18/03/2016	01/02/2021	$1.990		200,000		—		—		—		200,000
18/03/2016	01/02/2021	$2.610		250,000		—		—		—		250,000
05/09/2016	05/09/2021	$1.630		50,000		—		—		—		50,000
12/10/2016	17/10/2021	$1.560		62,000		—		—		—		62,000
31/10/2016	01/11/2021	$1.380		12,500		—		—		—		12,500
21/11/2016	23/11/2021	$1.380		50,000		—		—		—		50,000
07/08/2017	07/08/2022	$0.670		224,000		—		—		—		224,000
05/02/2018	05/02/2023	$0.780		440,000		—		—		—		440,000
04/01/2019	04/01/2024	$0.492		—		250,000		—		—		250,000

				2,410,766		250,000		—		—		2,660,766

Weighted average exercise price			A$	2.120	A$	0.490	A$	0.000	A$	0.000	A$	1.960

At the end of the period the following options were vested and exercisable:

- Options from Tranche 1 to Tranche 6, Tranches 8, 10 and 11 were vested and exercisable

- Options in Tranches 7 and 14 were unvested

- Options from Tranche 9 and 13 were vested and exercisable as to 50%

- Options from Tranche 12 were vested and exercisable as to 25%

All remaining options are expected to vest in future periods. No options have expired during the financial year.

The weighted average remaining contractual life of options outstanding at the 30 June 2019 is 1.43 years.

2018

Grant date	Expiry date	A$ Exercise price	Balance at the start of the year		Granted		Exercised		Forfeited on cessation of employment		Balance at the end of the year

04/03/2015	16/12/2019	$1.500		466,470		—		(419,823)		—		46,647
04/03/2015	18/12/2019	$1.500		199,521		—		(179,569)		—		19,952
24/06/2015	30/06/2020	$4.000		5,190,000		—		(4,671,000)		—		519,000
15/11/2015	16/11/2020	$2.200		3,633,334		—		—		(3,396,667)		236,667
18/03/2016	01/02/2021	$1.990		3,000,000		—		(2,700,000)		—		300,000
18/03/2016	01/02/2021	$1.990		2,000,000		—		(1,800,000)		—		200,000
18/03/2016	01/02/2021	$2.610		2,500,000		—		(2,250,000)		—		250,000
05/09/2016	05/09/2021	$1.630		2,000,000		—		(1,800,000)		(150,000)		50,000
12/10/2016	17/10/2021	$1.560		620,000		—		(558,000)		—		62,000
31/10/2016	01/11/2021	$1.380		500,000		—		(450,000)		(37,500)		12,500
21/11/2016	23/11/2021	$1.380		2,000,000		—		(1,800,000)		(150,000)		50,000
07/08/2017	07/08/2022	$0.670		—		224,000		—		—		224,000
05/02/2018	05/02/2023	$0.780		—		440,000		—		—		440,000

				22,109,325		664,000		(16,628,392)		(3,734,167)		2,410,766

Weighted average exercise price			A$	0.244	A$	0.740	A$	0.000	A$	2.140	A$	2.120

*	Options from Tranche 1 to Tranche 6, Tranches 8, 10 and 11 listed above were vested and exercisable at the end of the period.

Options from Tranche 9 listed above include 1/4 vested options at the end of the period.

All remaining options are expected to vest in future periods.

The weighted average remaining contractual life of options outstanding at the 30 June 2018 is 2.97 years.

Summary of valuation for each tranche of options

Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Grant date	Expiry date	A$ Share price at Grant Date	Exercise price	Volatility (%)	Remaining Life (years)	Risk free Rate (%)	Fair value per option

04/03/2015	16/12/2019	$0.180	$1.500	120.00%	2.46	2.07%	$1.500
04/03/2015	18/12/2019	$0.180	$1.500	120.00%	2.47	2.07%	$1.500
24/06/2015	30/06/2020	$0.245	$4.000	150.00%	3.00	2.02%	$2.170
15/10/2015	16/11/2020	$0.140	$2.200	158.11%	3.38	2.04%	$1.280
18/03/2016	01/02/2021	$0.115	$1.990	130.00%	3.59	2.00%	$0.810
18/03/2016	01/02/2021	$0.115	$1.990	130.00%	3.59	2.00%	$0.860
18/03/2016	01/02/2021	$0.115	$2.610	130.00%	3.59	2.00%	$0.870
05/09/2016	05/09/2021	$0.105	$1.630	122.00%	4.19	1.60%	$0.840
12/10/2016	17/10/2021	$0.098	$1.560	122.00%	4.30	1.89%	$0.780
31/10/2016	01/11/2021	$0.090	$1.380	122.00%	4.34	1.87%	$0.720
21/11/2016	23/11/2021	$0.092	$1.380	122.00%	4.40	2.10%	$0.730
07/08/2017	07/08/2022	$0.430	$0.670	74.50%	4.00	1.95%	$0.206
05/02/2018	05/02/2023	$0.500	$0.780	74.50%	3.00	1.95%	$0.200
04/01/2019	04/01/2024	$0.340	$0.492	74.50%	3.00	1.95%	$0.140